Stock Incentive Plan	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK INCENTIVE PLAN

12. STOCK INCENTIVE PLAN

The Board of Directors has authorized and in April 2016 adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Board of Directors may grant awards of options and restricted stock, as well as stock appreciation rights and other stock awards. During the year ended December 31, 2021, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance under the Plans by 1,200,000 to an aggregate of 8,701,460. During the three months ended March 31, 2022, no further amendments to the Plans were made.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.

Option Activity

Shares available for grant under the Plans is as follows for the three-month period ended March 31, 2022 and the year ended December 31, 2021:

Outstanding, January 1, 2021	57,535
Authorized	1,200,000
Options granted	(1,134,542)
Awards forfeited or cancelled	376,245
Outstanding, December 31, 2021	499,238
Authorized	—
Options granted	(32,000)
RSUs granted	(362,652)
Awards forfeited or cancelled	28,855
Outstanding, March 31, 2022	133,441

Stock option activity under the Plans is as follows for the three-month period ended March 31, 2022 and 2021:

	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2021	5,178,276	$13.23	6.75	$36,987
Authorized	—	—	—	—
Options granted	140,000	20.37	—	—
Options exercised	(297,850)	4.02	—	7,133
Awards forfeited or cancelled	(94,272)	17.38	—	—
Outstanding, March 31, 2021	4,926,154	$13.91	6.85	$69,274

Outstanding, December 31, 2021	5,475,283	19.19	6.78	168,923
Authorized	—	—	—	—
Options granted	32,000	50.07	—	—
Options exercised	(438,917)	5.66	—	19,420
Awards forfeited or cancelled	(28,855)	26.71	—	—
Outstanding, March 31, 2022	5,039,511	$20.52	7.03	$169,930
Options exercisable as of March 31, 2022	3,050,249	$13.52	5.90	$124,137

Restricted stock activity under the Plans are as follows for the three months ended March 31, 2022:

	Outstanding RSUs	Weighted Average Grant Date Value Per Share
Outstanding, January 1, 2022	—	$—
Granted	362,652	54.26
Released	—	—
Forfeited	—	—
Outstanding, March 31, 2022	362,652	$54.26

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the three-month period ended March 31, 2022 or year ended December 31, 2021 that were subject to repurchase.

The total fair value of options vested was approximately $1,578 and $1,036, during the three-month period ended March 31, 2022 and 2021, respectively.

The following table summarizes information with respect to stock options outstanding and exercisable as of March 31, 2022:

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$0.00 - $12.06	869,350	3.11	869,350	3.11
$12.07 - $15.34	1,176,127	5.66	1,136,881	5.64
$15.35 - $19.31	845,592	7.43	558,563	7.41
$19.32 - $24.17	1,131,944	8.66	476,053	8.71
$24.18 - $50.07	1,016,498	9.53	9,402	9.49
	5,039,511	7.03	3,050,249	5.90

During the three-month period ended March 31, 2022 and 2021, the Company’s stock compensation expense was $2,464 and $1,388, respectively. As of March 31, 2022, the unamortized expense related to outstanding awards was $43,336. The weighted average remaining amortization period over which the balance as of March 31, 2022 is to be amortized is 2.93 years. No income tax benefit was recognized for this compensation expense in the condensed consolidated statements of operations and comprehensive loss, as the Company does not anticipate realizing any such benefit in the future.

Employee Stock-Based Compensation

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions under the Black-Scholes option-pricing model and the weighted average calculated fair value of the options granted to employees as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
Fair value of common stock	$54.26	$40.83
Dividend yield	0%	0%
Expected volatility	40%	42%
Expected term (years)	5.98	6.01
Risk free interest rate	2.40%	1.14%

Stock-based compensation is classified in the following operating expense accounts on the condensed consolidated statements of operations and comprehensive loss for the three-month period ended March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
Research and development	$1,603	$1,039
Sales and marketing	258	99
General and administrative	603	250
Total	$2,464	$1,388

Executive Options

The Company historically issued option awards to key personnel with contractual expirations of 5 to 10 years. Certain individuals had not exercised their options prior to expiration. As a result of the expiration of unexercised but fully vested options awards, the Company issued new options for the same quantity previously granted, but with an exercise price set to the then fair value of common stock determined in accordance with a board approved 409A.

Furthermore, in an effort to make the holders whole, the Company entered into a change in control bonus Letter Agreement with each individual. Pursuant to the agreement, each individual is entitled to an additional lump sum payment capped at the difference between the original aggregate exercise price and the new aggregate exercise price upon a change in control transaction as defined in the Company’s 2016 Equity Incentive Plan, provided that such a transaction also constitutes a “Liquidation Transaction” as defined in the Company’s Certificate of Incorporation.

The maximum change in control bonus for executive award holders is $5,837 and remains unamortized as of March 31, 2022.